Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Composition of Share Capital

Composition of share capital:

	December 31
	2025		2024
	Number of shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares with 0.01 GBP par value per share	100,000,000	47,635,875	100,000,000	47,635,875

Schedule of Other Comprehensive Income (Loss)

Composition of other comprehensive income (loss) (OCI):

	Reserve from financial assets measured at fair value through OCI	Gain (loss) on foreign currency translation	Total
Balance as of December 31, 2022	$(929)	$(325)	$(1,254)
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	77	-	77
Unrealized gain on available-for-sale securities	1,086	-	1,086
Foreign currency translation	-	(53)	(53)
Balance as of December 31, 2023	$234	$(378)	$(144)
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	(265)	-	(265)
Unrealized gain on available-for-sale securities	600	-	600
Foreign currency translation	-	44	44
Reclassification on sale of subsidiary	-	356	356
Balance as of December 31, 2024	$569	22	591
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	(710)	-	(710)
Unrealized gain on available-for-sale securities	141	-	141
Foreign currency translation	-	(22)	(22)
Balance as of December 31, 2025	$-	-	-